Related Party Transactions (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Mr. Lirong Wang [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties	$ 149,561		$ 1,155,429
Borrowed amount	2,396,325	$ 2,612,499	2,748,129	$ 3,950,414
Repayment of debt	1,390,457	3,028,540	3,164,170	4,272,035
Sell land and fixed assets			1,645,489
Accounts Payable			445,661
Accounts Receivable			1,601,090
Amount paid to the Company			445,661
Mr. Guohua Lin [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount	7,435	36,567	53,694	237,041
Repayment of debt	6,291	(88,795)	29,581	165,455
Ms. Xueying Sheng [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount	12,390	38,680	71,158	49,070
Repayment of debt	$ 4,510	$ 22,796	89,524	$ 115,316
Agricultural Bank of China [Member] | Mr. Lirong Wang [Member]
Related Party Transactions (Details) [Line Items]
Sell land and fixed assets			$ 1,601,090